(10) Stock Options and Warrants	9 Months Ended
Jun. 30, 2013
Notes
(18) Stock Options and Warrants

(18)         STOCK OPTIONS AND WARRANTS

Stock Incentive Plan

At the annual meeting of shareholders on December 21, 2011, the shareholders approved the 2012 Equity Compensation Plan (the “2012 Plan”), which had previously been adopted by the Board of Directors of the Company.  The 2012 Plan provides for the grant of incentive stock options and nonqualified stock options, restricted stock, stock appreciation rights, performance shares, performance stock units, dividend equivalents, stock payments, deferred stock, restricted stock units, other stock-based awards and performance-based awards to employees and certain non-employees who have important relationships with the Company. A total of 90,000 shares are authorized for issuance pursuant to awards granted under the 2012 Plan.  During the nine months ended June 30, 2013 and 2012, 0 and 30,000 options were issued under this 2012 Plan, respectively.  As of June 30, 2013, 60,000 shares of common stock were available for future grants under the 2012 Plan.

For the nine months ended June 30, 2013 and 2012, the Company calculated compensation expense of $22,032 and $199,755, respectively, related to the vesting of stock options previously granted under Company stock incentive plans in prior years. Compensation expense associated with unvested stock options and warrants of $7,644 will be recognized over the fiscal year ending September 30, 2013.

All Options and Warrants

The fair value of each stock option and warrant grant is estimated on the date of grant using the Black-Scholes option-pricing model. The Company granted warrants to purchase 129,649 and 54,500 shares of common stock during the nine months ended June 30, 2013 and 2012, respectively.  The Company recorded $399,751 and $1,472,732 of expense for the nine months ended June 30, 2013 and 2012, respectively, related to the issuance, vesting and re-pricing of all stock options and warrants.  As of June 30, 2013, $7,644 of compensation expense associated with unvested stock options and warrants issued previously to employees and $71,250 of expense associated with unvested warrants issued previously to board members will be recognized over the remaining fiscal year.

The option and warrant grants for nine months ended June 30, 2013 and 2012 were valued using the Black-Scholes model with the following weighted-average assumptions:

	Nine Months Ended June 30,
	2013	2012
Expected cash dividend yield	-	-
Expected stock price volatility	108%	95%
Risk-free interest rate	0.15%	0.36%
Expected life of options/warrants	2 years	2 years

The expected life of stock options (warrants) represents the period of time that the stock options or warrants are expected to be outstanding based on the simplified method allowed under GAAP. The expected volatility is based on the historical price volatility of the Company’s common stock. The Company changed from a daily volatility calculation for the nine months ended June 30, 2012 to a weekly volatility for the nine months ended June 30, 2013. The risk-free interest rate represents the U.S. Treasury bill rate for the expected life of the related stock options (warrants). The dividend yield represents the Company’s anticipated cash dividends over the expected life of the stock options (warrants).

A summary of stock option activity for the nine months ended June 30, 2013 is presented below:

	Shares Under Option/ Warrant	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding as of September 30, 2012	336,782	$28.00
Granted	129,651	$10.79
Expired / Cancelled	(29,000)	$60.01

Outstanding as of June 30, 2013	437,433	$20.59	1.57 years	$506,361
Exercisable as of June 30, 2013	377,064	$22.19	1.54 years	$214,560

Subsequent to June 30, 2013, the Company granted warrants to purchase 14,286 shares of common stock for two years with an exercise price of $14.70 per share, valued on July 1, 2013 the date of the grant, to board members and valued at $82,715. These warrants are fully vested.

Scenario, Previously Reported
Notes
(18) Stock Options and Warrants

(10)         Stock Options and Warrants

Stock Incentive Plan

At the annual meeting of shareholders on December 21, 2011, the shareholders approved the 2012 Equity Compensation Plan (the “2012 Plan”), which had previously been adopted by the Board of Directors of the Company.  The 2012 Plan provides for the grant of incentive stock options and nonqualified stock options, restricted stock, stock appreciation rights, performance shares, performance stock units, dividend equivalents, stock payments, deferred stock, restricted stock units, other stock-based awards and performance-based awards to employees and certain non-employees who have important relationships with the Company. A total of 18,000,000 shares are authorized for issuance pursuant to awards granted under the 2012 Plan.  To the extent that an award terminates, any shares subject to the award may be used again under the 2012 plan.  During the fiscal year ended September 30, 2012, the Company ratified options to purchase 6,000,000 shares of common stock under this plan that were previously granted on September 30, 2011. As of September 30, 2012, options to purchase 13,713,333 shares of common stock were available to distribute under the 2012 Plan.

Re-pricing of Warrants

During the fiscal year ended September 30, 2012, the Company re-priced 4,893,000 previously issued warrants in connection with debt financing agreements with original exercise prices ranging from $0.10 to $0.30, revising the exercise price to $0.075, resulting in additional interest expense of $39,965. Of the 4,893,000 warrants re-priced, 4,211,000 warrants were in connection with related-party transactions (see Note 5).

During the fiscal year ended September 30, 2011, the Company did not re-price any previously issued warrants.

All Options and Warrants

During the fiscal year ended September 30, 2012, the Company granted options and warrants to purchase 10,900,000 shares of common stock as follows: 3,700,000 to Board of Directors, valued at $105,042; 6,000,000 to settle a lawsuit, valued at $253,046; and 1,200,000 warrants to a consultant, valued at $33,357. The vesting periods for these options and warrants ranged from three to five years. Additionally during the fiscal year ended 2012, the Company cancelled 36,500,000 of unvested warrants held by executives of the Company and issued 24,340,000 shares of common stock and accelerated the vesting of 11,500,000 of warrants for services rendered as of March 31, 2012. The modification of the equity awards resulted in $2,130,694 of compensation expense which includes the immediate recognition of the unamortized portion of the cancelled unvested warrants.

During the fiscal year ended September 30, 2011, the Company granted options and warrants to purchase 75,000,000 shares of common stock to employees, valued at $3,909,697. The vesting periods for these options and warrants ranged from immediate to three years.

The Company recognized $2,803,560 and $1,231,836 of expense during the fiscal years ended September 30, 2012 and 2011, respectively, in connection with the issuance, vesting, and re-pricing of options and warrants. The remaining unamortized expense in connection with the options and warrants is $29,678, which will be recognized over the next year.

The following are the weighted-average assumptions used for options granted during the fiscal years ended September 30, 2012 and 2011, respectively:

	Fiscal Years Ended
	September 30,
	2012	2011
Expected cash dividend yield	-	-
Expected stock price volatility	95%	96%
Risk-free interest rate	0.36%	0.32%
Expected life of options	2 Years	2 Years

A summary of stock option activity for the fiscal years ended September 30, 2012 and 2011 is presented below:

	Shares Under Option	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding as of September 30, 2010	27,740,451	$ 0.36
Granted	75,000,000	$ 0.08
Expired	(3,562,249)	$ 0.32

Outstanding as of September 30, 2011	99,178,202	$ 0.13
Granted	10,900,000	$ 0.09
Expired / Cancelled	(42,721,709)	$ 0.11

Outstanding as of September 30, 2012	67,356,493	$ 0.14	2.09 years	$ -
Exercisable as of September 30, 2012	65,371,254	$ 0.14	2.09 years	$ -

 The year-end intrinsic values are based on a September 30, 2012 closing price of $0.0301 per share.